Income Taxes (Disclosure of information about unrecognized deductible temporary differences) (Details) - CAD ($)	Apr. 30, 2022	Apr. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 19,855,142	$ 3,898,117
Tax loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	17,838,960	9,837,804
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	14,653	13,913
Financing costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 2,001,529	$ 3,679,225